Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Contract liabilities [abstract]
Summary of contract liabilities

	2021	2020
	£m	£m
Current	66	76
Non-current	1,094	1,082
	1,160	1,158

Explanation of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2021	2020
	£m	£m
As at 1 April	1,158	994
Exchange adjustments	(65)	39
Revenue recognised that was included in the contract liability balance at the beginning of the period	(96)	(60)
Increases due to cash received, excluding amounts recognised as revenue during the period	262	185
Reclassification to held for sale (note 10)	(99)	—
At 31 March	1,160	1,158